United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7115

                      (Investment Company Act File Number)


                       Federated Total Return Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments








FEDERATED TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

        Principal
        Amount or
          Shares                                                                                                Value

                          CORPORATE BONDS--28.4%
                          Basic Industry - Chemicals--0.1%
  $     1,380,000         Albemarle Corp., Sr. Note, 5.100%, 2/1/2015                                  $      1,395,863
         300,000          Sherwin-Williams Co., Sr. Note, 6.850%, 2/1/2007                                     310,122
                               TOTAL                                                                          1,705,985
                          Basic Industry - Metals & Mining--0.5%
         650,000          Alcan, Inc., 5.000%, 6/1/2015                                                        657,865
         195,000          Alcan, Inc., 5.750%, 6/1/2035                                                        202,570
        2,000,000         BHP Finance (USA), Inc., Unsecd. Note, 6.690%, 3/1/2006                             2,024,480
        1,000,000         Inco Ltd., 5.700%, 10/15/2015                                                       1,041,659
        1,800,000         Newmont Mining Corp., 5.875%, 4/1/2035                                              1,870,272
        1,400,000         Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                           1,474,970
                               TOTAL                                                                          7,271,816
                          Basic Industry - Paper--0.8%
         830,000          International Paper Co., 5.500%, 1/15/2014                                           859,083
        2,650,000         Louisiana-Pacific Corp., 8.875%, 8/15/2010                                          2,998,181
         380,000          Westvaco Corp., 7.650%, 3/15/2027                                                    454,286
        3,000,000         Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027                                         3,504,810
        2,000,000         Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                           2,394,440
        1,200,000         Weyerhaeuser Co., Note, 6.750%, 3/15/2012                                           1,324,608
                               TOTAL                                                                         11,535,408
                          Capital Goods - Aerospace & Defense--0.6%
        1,150,000   (1,2) BAE Systems Holdings, Inc, 4.750%, 8/15/2010                                        1,152,587
         600,000    (1,2) BAE Systems Holdings, Inc, 5.200%, 8/15/2015                                         606,360
         100,000          Boeing Capital Corp., Sr. Note, Series XI, 5.599%, 11/15/2009                        100,468
        2,500,000         Boeing Co., Note, 5.125%, 2/15/2013                                                 2,605,550
        1,417,000         Raytheon Co., Note, 6.750%, 8/15/2007                                               1,479,348
        3,200,000         Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                        3,333,664
                               TOTAL                                                                          9,277,977
                          Capital Goods - Building Materials--0.2%
        2,476,000         Masco Corp., Note, 6.750%, 3/15/2006                                                2,509,129
                          Capital Goods - Construction Machinery--0.2%
          50,000          Caterpillar, Inc., Deb., 9.375%, 3/15/2021                                           73,500
        2,500,000         John Deere Capital Corp., Bond, 5.100%, 1/15/2013                                   2,584,825
         100,000          John Deere Capital Corp., Sr. Note, Series D, 4.189%, 12/18/2009                     99,753
                               TOTAL                                                                          2,758,078
                          Capital Goods - Diversified Manufacturing--0.5%
        2,500,000         General Electric Co., Note, 5.000%, 2/1/2013                                        2,569,700
        2,000,000   (1,2) Hutchison Whampoa International Ltd., 7.450%, 11/24/2033                            2,381,200
         200,000          Textron Financial Corp., Note, Series E, 4.898%, 12/1/2007                           200,338
        2,450,000   (1,2) Tyco International Group SA , Note, 4.436%, 6/15/2007                               2,453,111
                               TOTAL                                                                          7,604,349
                          Capital Goods - Environmental--0.2%
        2,548,000         Waste Management, Inc., Deb., 8.750%, 5/1/2018                                      2,805,399
                          Communications - Media & Cable--0.7%
        3,100,000         Comcast Corp., 6.375%, 1/30/2006                                                    3,126,536
        1,750,000         Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005                                1,752,170
        3,000,000         Continental Cablevision, Sr. Note, 8.300%, 5/15/2006                                3,079,890
        1,710,000         Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                           1,696,606
         850,000          Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005                            859,868
                               TOTAL                                                                         10,515,070
                          Communications - Media Noncable--1.0%
        1,700,000         British Sky Broadcasting Group PLC, 8.200%, 7/15/2009                               1,912,993
        3,000,000         Clear Channel Communications, Inc., 6.000%, 11/1/2006                               3,058,290
        2,050,000         New York Times Co., 4.500%, 3/15/2010                                               2,065,416
        1,610,000         New York Times Co., 5.000%, 3/15/2015                                               1,641,588
         230,000          News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016                   282,335
        1,670,000         Reed Elsevier, Inc., 4.625%, 6/15/2012                                              1,657,291
         860,000          Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006                             874,895
        2,546,000         Univision Communications, Inc., 7.850%, 7/15/2011                                   2,851,242
                               TOTAL                                                                         14,344,050
                          Communications - Telecom Wireless--2.2 %
         500,000          AT&T Wireless Services, Inc., 8.750%, 3/1/2031                                       707,250
        1,350,000         AT&T Wireless Services, Inc., Sr. Note, 7.350%, 3/1/2006                            1,370,763
        2,720,000         Citizens Communications Co., 9.000%, 8/15/2031                                      2,835,600
         100,000          Citizens Utilities Co., Deb., 7.600%, 6/1/2006                                       101,750
        1,000,000         Deutsche Telekom International Finance BV, 5.250%, 7/22/2013                        1,034,300
         100,000          GTE California, Inc., Deb., 6.700%, 9/1/2009                                         106,846
         125,000          GTE California, Inc., Deb., Series G, 5.500%, 1/15/2009                              127,701
         100,000          GTE North, Inc., Deb., 5.650%, 11/15/2008                                            103,107
         100,000          GTE Northwest, Inc., Deb., Series D, 5.550%, 10/15/2008                              102,691
         100,000          GTE South, Inc., Deb., 6.000%, 2/15/2008                                             103,012
         600,000          GTE South, Inc., Deb., 6.125%, 6/15/2007                                             618,192
         100,000          GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007                                103,032
        5,000,000         Sprint Capital Corp., 7.125%, 1/30/2006                                             5,059,450
        3,000,000         Sprint Capital Corp., Company Guarantee, 8.750%, 3/15/2032                          4,197,090
         200,000          Southwestern Bell Telephone Co., Deb., 7.200%, 10/15/2026                            208,154
        8,410,000         Telecom de Puerto Rico, Note, 6.650%, 5/15/2006                                     8,534,804
        2,220,000         Telefonos de Mexico, Note, 4.500%, 11/19/2008                                       2,199,576
        4,000,000         Verizon Global Funding, Note, 7.250%, 12/1/2010                                     4,512,600
                               TOTAL                                                                         32,025,918
                          Consumer Cyclical - Automotive--3.1%
        1,850,000         DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013                     1,993,097
          50,000          DaimlerChrysler North America Holding Corp., Company Guarantee, Series
                          NOT1, 6.200%, 7/17/2006                                                              50,524
        3,000,000         DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                2,974,530
         500,000          Ford Motor Credit Co., Note, 6.125%, 1/9/2006                                        501,690
        12,000,000        Ford Motor Credit Co., Note, 6.500%, 1/25/2007                                     12,110,328
         200,000          Ford Motor Credit Co., Note, 7.375%, 10/28/2009                                      199,333
         200,000          Ford Motor Credit Co., Unsecd. Note, 7.375%, 2/1/2011                                197,429
        1,100,000         General Motors Acceptance Corp., 4.500%, 7/15/2006                                  1,092,577
        5,000,000         General Motors Acceptance Corp., 6.125%, 8/28/2007                                  4,970,575
        1,000,000         General Motors Acceptance Corp., 6.625%, 10/15/2005                                 1,002,572
        2,000,000         General Motors Acceptance Corp., 6.875%, 8/28/2012                                  1,882,676
         400,000          General Motors Acceptance Corp., Bond, 6.150%, 4/5/2007                              398,894
         200,000          General Motors Acceptance Corp., Deb., 6.000%, 4/1/2011                              183,664
        9,950,000         General Motors Acceptance Corp., Note, 6.750%, 1/15/2006                           10,009,800
        5,500,000         General Motors Corp., Note, 8.375%, 7/15/2033                                       4,647,500
        1,000,000         General Motors Corp., Sr. Note, 6.375%, 5/1/2008                                     972,500
        1,995,000         General Motors Corp., Unsecd. Note, 7.100%, 3/15/2006                               2,014,950
                               TOTAL                                                                         45,202,639
                          Consumer Cyclical - Entertainment--0.7%
        1,500,000         AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031                                      1,835,820
        2,000,000         AOL Time Warner, Inc., Note, 6.875%, 5/1/2012                                       2,228,580
         230,000          International Speedway Corp., 4.200%, 4/15/2009                                      226,983
        1,170,000         International Speedway Corp., 5.400%, 4/15/2014                                     1,213,533
        1,250,000         Time Warner, Inc., Deb., 8.110%, 8/15/2006                                          1,291,887
        2,550,000         Walt Disney Co., Bond, Series B, 6.750%, 3/30/2006                                  2,587,357
         200,000          Walt Disney Co., Sr. Note, 5.620%, 12/1/2008                                         200,494
                               TOTAL                                                                          9,584,654
                          Consumer Cyclical - Retailers--0.2%
         877,544    (1,2) CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                        907,762
         900,000          Lowe's Cos., Inc., Sr. Note, 6.375%, 12/15/2005                                      905,580
        1,200,000         Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028                               1,124,280
                               TOTAL                                                                          2,937,622
                          Consumer Cyclical - Services--0.2%
        2,100,000         Boston University, 7.625%, 7/15/2097                                                2,639,421
                          Consumer Cyclical - Textile--0.0%
          60,000          V.F. Corp., Note, 8.500%, 10/1/2010                                                  69,401
                          Consumer Non-Cyclical Food/Beverage--0.6%
         850,000          Diageo Finance BV, Unsecd. Note, 3.000%, 12/15/2006                                  838,100
         100,000          General Foods Co., Deb., 7.000%, 6/15/2011                                           100,306
        3,500,000         Kellogg Co., 7.450%, 4/1/2031                                                       4,643,835
        2,000,000         Kraft Foods, Inc., 5.625%, 11/1/2011                                                2,117,100
         150,000          Ralston Purina Co., Deb., 7.875%, 6/15/2025                                          206,565
         200,000          Ralston Purina Co., Deb., 8.125%, 2/1/2023                                           275,520
                               TOTAL                                                                          8,181,426
                          Consumer Non-Cyclical Healthcare--0.2%
        1,000,000         Baxter International, Inc., Note, 7.125%, 2/1/2007                                  1,038,140
        1,500,000         UnitedHealth Group, Inc., 7.500%, 11/15/2005                                        1,509,960
                               TOTAL                                                                          2,548,100
                          Consumer Non-Cyclical Pharmaceuticals--0.4%
         400,000          Eli Lilly & Co., Unsecd. Note, 6.570%, 1/1/2016                                      463,992
        1,740,000   (1,2) Genentech, Inc., 4.750%, 7/15/2015                                                  1,757,383
          50,000          Merck & Co., Inc., Note, 5.250%, 7/1/2006                                            50,368
       215,000,000        Pfizer, Inc., Bond, Series INTL, 0.800%, 3/18/2008                                  1,962,366
         670,000          Pharmacia Corp., Sr. Deb., 6.500%, 12/1/2018                                         791,009
        1,400,000         Wyeth, Unsecd. Note, 5.500%, 2/1/2014                                               1,472,772
                               TOTAL                                                                          6,497,890
                          Consumer Non-Cyclical Tobacco--0.3%
         885,000          Altria Group, Inc., 5.625%, 11/4/2008                                                914,515
        2,500,000         Altria Group, Inc., Sr. Note, 7.200%, 2/1/2007                                      2,595,800
         900,000          Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                                     907,569
                               TOTAL                                                                          4,417,884
                          Energy - Independent--0.4%
        1,000,000         Anadarko Finance Co., 6.750%, 5/1/2011                                              1,107,970
        1,940,000         Canadian Natural Resources Ltd., 4.900%, 12/1/2014                                  1,959,885
         100,000          Enron Oil & Gas Co., Note, 6.000%, 12/15/2008                                        104,851
        1,000,000         Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006                              1,019,720
         150,000          Questar Corp., Sr. Note, Series MTNA, 6.000%, 10/6/2008                              156,442
        1,911,300   (1,2) Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                 1,834,428
                               TOTAL                                                                          6,183,296
                          Energy - Integrated--1.3%
         100,000          BP PLC, Deb., 8.750%, 3/1/2032                                                       153,896
          50,000          ChevronTexaco Corp., 5.700%, 12/1/2008                                               50,249
        4,150,000         Conoco, Inc., 7.250%, 10/15/2031                                                    5,481,735
        5,670,000         Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028                                6,241,808
        4,118,000         Husky Oil Ltd., Deb., 7.550%, 11/15/2016                                            4,921,504
        1,200,000   (1,2) Statoil ASA, 5.125%, 4/30/2014                                                      1,247,712
                               TOTAL                                                                         18,096,904
                          Energy - Refining--0.4%
        2,725,000         Valero Energy Corp., 7.500%, 4/15/2032                                              3,421,063
        1,830,000         Valero Energy Corp., Note, 4.750%, 4/1/2014                                         1,822,303
                               TOTAL                                                                          5,243,366
                          Financial Institution - Banking--4.6%
        1,000,000         ABN AMRO Bank NV, Chicago, Sub., 7.550%, 6/28/2006                                  1,026,640
        3,100,000         Astoria Financial Corp., Note, 5.750%, 10/15/2012                                   3,240,337
          50,000          BankBoston NA, Sub. Note, 6.500%, 12/19/2007                                         52,581
         366,000          Chase Manhattan Corp., 7.250%, 6/1/2007                                              384,864
         250,000          Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006                                  257,210
         775,000          Citicorp, Sub. Note, 7.000%, 7/1/2007                                                812,308
        1,500,000         Citicorp, Sub. Note, 7.125%, 9/1/2005                                               1,499,850
         100,000          City National Bank, Sub. Note, 6.375%, 1/15/2008                                     105,131
        1,415,000         Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                     1,605,218
        2,000,000         Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014                             2,066,220
         150,000          Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011                       162,682
        1,000,000         Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.500%, 8/15/2013               1,053,630
         400,000          Donaldson, Lufkin and Jenrette, Inc., Note, 6.875%, 11/1/2005                        401,804
         100,000          Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.900%,
                          10/1/2007                                                                            105,184
         100,000          Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008                     105,741
        4,460,000         FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                                4,478,830
        2,800,000         HSBC Finance Corp., 4.750%, 4/15/2010                                               2,830,436
        1,000,000         HSBC Finance Corp., 5.000%, 6/30/2015                                               1,004,430
        4,000,000         Household Finance Corp., 7.000%, 5/15/2012                                          4,519,280
         500,000          Household Finance Corp., Note, 7.250%, 5/15/2006                                     510,470
         100,000          Household Finance Corp., Sr. Note, Series NOT1, 5.750%, 5/15/2007                    102,522
         100,000          Household Finance Corp., Sr. Note, Series NOTZ, 5.500%, 1/15/2007                    101,732
          50,000          Household Finance Corp., Sr. Note, Series NOTZ, 5.750%, 9/15/2007                    51,454
          50,000          Household Finance Corp., Sr. Note, Series NOTZ, 6.400%, 9/15/2009                    53,661
         150,000          Household Finance Corp., Sr. Note, Series NOTZ, 6.700%, 9/15/2009                    162,625
         300,000          Household Finance Corp., Sr. Unsecd. Note, 7.200%, 7/15/2006                         307,452
         500,000          Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007                             510,410
        1,000,000         Hudson United Bancorp, 7.000%, 5/15/2012                                            1,121,928
        2,500,000         J.P. Morgan Chase & Co., 5.750%, 1/2/2013                                           2,659,025
         500,000          J.P. Morgan Chase & Co., Note, 7.600%, 5/1/2007                                      526,700
          25,000          J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008                               26,343
         100,000          JPM Capital Trust I, Company Guarantee, 7.540%, 1/15/2027                            107,410
       300,000,000        KFW International Finance, 1.750%, 3/23/2010                                        2,867,061
        2,700,000         Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.400%, 3/15/2010                      2,703,834
        2,000,000         Northern Trust Corp., 4.600%, 2/1/2013                                              2,019,780
       320,000,000        OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010                                     3,065,281
        3,000,000         PNC Funding Corp., Sub. Note, 7.500%, 11/1/2009                                     3,347,820
        1,433,333   (1,2) Regional Diversified Funding, 9.250%, 3/15/2030                                     1,747,649
        1,700,000         Regions Financial Corp., 4.375%, 12/1/2010                                          1,694,526
         500,000          SouthTrust Bank, Sub. Note, 7.000%, 11/15/2008                                       546,355
        1,660,000   (1,2) Sovereign Bancorp, Inc., Sr. Note, 4.800%, 9/1/2010                                 1,673,969
         300,000          Standard Federal Bank, N.A., Sub. Note, Series MTN, 7.750%, 7/17/2006                308,184
         300,000          Summit Capital Trust I, Bond, 8.400%, 3/15/2027                                      328,626
         470,000    (1,2) Swedbank, Sub., 7.500%, 11/29/2049                                                   486,008
        2,180,000         U.S. Bank, N.A., Sub. Note, 4.950%, 10/30/2014                                      2,236,200
        1,000,000         Wachovia Bank N.A., 4.800%, 11/1/2014                                               1,007,280
        2,300,000         Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                     2,328,267
        4,730,000         Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011                             5,273,666
        2,000,000         Washington Mutual Inc., Note, 4.000%, 1/15/2009                                     1,978,660
                               TOTAL                                                                         65,567,274
                          Financial Institution - Brokerage--1.6%
        3,010,000         Amvescap PLC, Note, 4.500%, 12/15/2009                                              2,972,586
          30,000          Associates Corp. of North America, Sr. Note, 6.250%, 11/1/2008                       31,696
         250,000          Bear Stearns Cos., Inc., Sr. Note, 7.000%, 3/1/2007                                  259,935
        2,645,000   (1,2) FMR Corp., Bond, 7.570%, 6/15/2029                                                  3,468,891
         750,000          Franklin Resources, Inc., 3.700%, 4/15/2008                                          738,810
        2,500,000         Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                        2,733,300
        1,500,000         Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013                                 1,549,815
         850,000          Goldman Sachs Group, Inc., Note, Series MTNB, 7.350%, 10/1/2009                      941,001
        1,290,000         Lehman Brothers Holdings, Inc., 7.500%, 9/1/2006                                    1,332,260
         100,000          Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006                               101,081
         400,000          Lehman Brothers Holdings, Inc., Note, 8.250%, 6/15/2007                              427,472
        1,750,000         Lehman Brothers Holdings, Inc., Note, 8.500%, 8/1/2015                              2,286,882
        2,500,000         Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008                                 2,655,075
         200,000          Merrill Lynch & Co., Inc., Note, Series MLNP, 3.639%, 9/27/2005                      200,040
         200,000          Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.050%, 9/29/2010                197,358
         250,000          Morgan Stanley Group, Inc., 5.300%, 3/1/2013                                         259,028
         550,000          Morgan Stanley, Unsub., 6.100%, 4/15/2006                                            556,672
        2,250,000         Waddell & Reed Financial, Inc., 7.500%, 1/18/2006                                   2,276,213
                               TOTAL                                                                         22,988,115
                          Financial Institution - Finance Noncaptive--1.6%
        1,760,000         Berkshire Hathaway, Inc., Company Guarantee, 4.850%, 1/15/2015                      1,786,224
         115,000          CIT Group, Inc., Sr. Note, 5.750%, 9/25/2007                                         118,164
          50,000          CIT Group, Inc., Sr. Note, Series NOTZ, 4.650%, 2/15/2008                            50,388
          50,000          CIT Group, Inc., Sr. Note, Series NOTZ, 6.050%, 5/15/2013                            50,207
          75,000          CIT Group, Inc., Sr. Note, Series NOTZ, 6.200%, 2/15/2013                            75,551
        3,850,000         Capital One Financial Corp., Note, 7.125%, 8/1/2008                                 4,115,469
          50,000          General Electric Capital Corp., 5.350%, 3/30/2006                                    50,354
         230,000          General Electric Capital Corp., Note, Series A, 3.639%, 6/11/2008                    229,535
         240,000          General Electric Capital Corp., Note, Series A, 4.175%, 5/30/2008                    238,056
         150,000          General Electric Capital Corp., Note, Series A, 4.239%, 2/20/2009                    150,254
       125,000,000        General Electric Capital Corp., Sr. Unsub., 0.100%, 12/20/2005                      1,129,297
        1,000,000         General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.250%,
                          4/15/2013                                                                           1,002,270
        1,320,000         International Lease Finance Corp., 4.875%, 9/1/2010                                 1,330,573
         150,000          International Lease Finance Corp., Note, Series M, 5.800%, 8/15/2007                 154,067
        6,000,000         MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.500%, 6/20/2006                   6,093,540
        1,510,000   (1,2) Residential Capital Corp., 6.375%, 6/30/2010                                        1,542,989
        3,340,000         SLM Corp., Floating Rate Note, 4.575%, 12/15/2014                                   3,295,611
         743,000          Susa Partnership LP, Deb., 7.500%, 12/1/2027                                         959,800
                               TOTAL                                                                         22,372,349
                          Financial Institution - Insurance - Life--0.8%
        3,600,000         AXA-UAP, Sub. Note, 8.600%, 12/15/2030                                              4,947,048
          75,000          CIGNA Corp., Note, 7.400%, 5/15/2007                                                 78,627
         850,000          Delphi Financial Group, Inc., 9.310%, 3/25/2027                                      907,341
         100,000          John Hancock Life Insurance Co., Sr. Unsub., Series SIGN, 3.000%,
                          10/15/2011                                                                           99,985
         360,000    (1,2) Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027                        407,455
        3,000,000   (1,2) Pacific LifeCorp., Bond, 6.600%, 9/15/2033                                          3,548,160
        1,000,000   (1,2) Reinsurance Group of America, Sr. Note, 7.250%, 4/1/2006                            1,015,510
                               TOTAL                                                                         11,004,126
                          Financial Institution - Insurance - P&C--0.5%
        6,000,000   (1,2) MBIA Global Funding LLC, 2.875%, 11/30/2006                                         5,885,220
        1,000,000   (1,2) Oil Insurance Ltd., Sub. Deb., 5.150%, 8/15/2033                                    1,012,260
         250,000          USF&G Corp., Company Guarantee, 8.470%, 1/10/2027                                    270,615
                               TOTAL                                                                          7,168,095
                          Foreign-Local-Government--0.3%
         900,000          Ontario, Province of, 4.375%, 2/15/2013                                              911,583
       290,000,000        Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010                          2,782,889
        1,000,000         Quebec, Province of, 5.500%, 4/11/2006                                              1,009,940
                               TOTAL                                                                          4,704,412
                          Municipal Services--0.1%
         790,000    (1,2) Army Hawaii Family Housing, 5.524%, 6/15/2050                                        851,960
                          Sovereign--0.4%
       400,000,000        Inter-American Development Bank, 1.900%, 7/8/2009                                   3,827,988
        1,500,000         United Mexican States, 6.625%, 3/3/2015                                             1,659,750
                               TOTAL                                                                          5,487,738
                          State/Provincial--0.1%
        1,400,000         New South Wales, State of, Local Gov't. Guarantee, 6.500%, 5/1/2006                 1,063,765
        1,400,000         New South Wales, State of, Local Gov't. Guarantee, Series 08RG,
                          8.000%, 3/1/2008                                                                    1,123,828
                               TOTAL                                                                          2,187,593
                          Technology--1.2%
        4,000,000         Dell Computer Corp., Deb., 7.100%, 4/15/2028                                        5,029,440
        3,000,000         Deluxe Corp., 3.500%, 10/1/2007                                                     2,936,520
         400,000          First Data Corp., Medium Term Note, Series MTND, 6.375%, 12/15/2007                  418,684
         500,000          Hewlett-Packard Co., Note, 5.750%, 12/15/2006                                        510,325
        2,500,000         Hewlett-Packard Co., Note, 6.500%, 7/1/2012                                         2,773,000
         500,000          IBM Corp., 4.875%, 10/1/2006                                                         504,425
        1,150,000         IBM Corp., Deb., 8.375%, 11/1/2019                                                  1,561,827
         100,000          Texas Instruments, Inc., Note, 8.750%, 4/1/2007                                      106,390
        2,750,000         Unisys Corp., 8.125%, 6/1/2006                                                      2,805,000
                               TOTAL                                                                         16,645,611
                          Transportation - Airlines--0.1%
        1,800,000         Southwest Airlines Co., 6.500%, 3/1/2012                                            1,956,204
                          Transportation - Railroads--0.5%
        1,730,000         Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                               1,755,310
        2,030,000         Burlington Northern, Inc., Mtg. Bond, 9.250%, 10/1/2006                             2,133,611
        1,850,000         Canadian Pacific RR, 7.125%, 10/15/2031                                             2,407,091
        1,560,000         Union Pacific Corp., 4.875%, 1/15/2015                                              1,560,421
                               TOTAL                                                                          7,856,433
                          Transportation - Services--0.1%
         550,000          Hertz Corp., Note, 7.625%, 8/15/2007                                                 563,939
         500,000          Hertz Corp., Sr. Note, 6.375%, 10/15/2005                                            500,835
                               TOTAL                                                                          1,064,774
                          Utility - Electric--1.6%
        2,500,000         Alabama Power Co., 5.700%, 2/15/2033                                                2,725,950
        1,000,000         Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007                            1,056,860
        1,256,000         American Electric Power Co., Inc., Note, 6.125%, 5/15/2006                          1,271,499
         250,000          Enersis S.A., Note, 7.400%, 12/1/2016                                                272,146
        1,000,000         FirstEnergy Corp., 5.500%, 11/15/2006                                               1,014,087
        1,730,000         MidAmerican Energy Co., 4.650%, 10/1/2014                                           1,735,000
         600,000          MidAmerican Energy Co., Note, Series MTN, 6.375%, 6/15/2006                          610,170
        3,000,000         PSEG Power LLC, Company Guarantee, 7.750%, 4/15/2011                                3,447,120
         710,000          Pacific Gas & Electric Co., 6.050%, 3/1/2034                                         780,602
        3,050,000         Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 3/1/2011                          2,999,523
         300,000          Potomac Electric Power Co., 1st Mtg. Bond, 6.250%, 10/15/2007                        311,811
        1,000,000         Progress Energy Carolinas, Inc., 1st Mtg. Bond, 6.800%, 8/15/2007                   1,046,440
        1,050,000         Public Service Electric & Gas Co., 1st Ref. Mtg., Series UU, 6.750%,
                          3/1/2006                                                                            1,062,642
        2,000,000         Public Service Electric & Gas Co., 4.000%, 11/1/2008                                1,984,780
        1,150,000         Scottish Power PLC, 4.910%, 3/15/2010                                               1,164,640
         850,000          Wisconsin Power & Light Co., Note, 7.000%, 6/15/2007                                 886,559
                               TOTAL                                                                         22,369,829
                          Utility - Natural Gas Distributor--0.0%
         200,000          Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.210%, 5/1/2007                 209,600
                          Utility - Natural Gas Pipelines--0.1%
        1,650,000         Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035               1,677,638
                               TOTAL CORPORATE BONDS
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $395,790,738)                                                408,067,533

                          ADJUSTABLE RATE MORTGAGES--0.0%
                          Federal National Mortgage Association--0.0%
          74,581          FNMA ARM 681769 1/01/2033                                                            74,629
                          Government National Mortgage Association--0.0%
          8,658           GNMA2 ARM 80201, 30 Year, 5/20/2028                                                   8,778
          4,313           GNMA2 ARM 8717, 10/20/2025                                                            4,397
                               TOTAL                                                                           13,175
                               TOTAL ADJUSTABLE RATE MORTGAGES
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $90,364)                                                       87,804

                          ASSET-BACKED SECURITIES--0.1%
                          Credit Card--0.1%
        1,500,000         Prime Credit Card Master Trust 2000-1, Class A, 6.700%, 10/15/2009                  1,509,480
                          Home Equity Loan--0.0%
         138,635    (1,2) 125 Home Loan Owner Trust 1998-1A, Class B1, 9.260%, 2/15/2029                       140,022
                          Rate Reduction Bond--0.0%
         176,707          California Infrastructure & Economic Development Bank Special Purpose
                          Trust PG&E-1, Class A7, 6.420%, 9/25/2008                                            178,877
                               TOTAL ASSET-BACKED SECURITIES
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $1,811,478)                                                   1,828,379

                          COMMON STOCKS  & WARRANTS--0.0%
                          Warrants--0.0%
          4,750      (3)  Arcadia Financial Ltd., Warrants                                                        0
           189       (3)  Lucent Technologies, Inc., Warrants                                                    157
                               TOTAL COMMON STOCKS
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $314)                                                            157

                          GOVERNMENT AGENCIES--10.7%
        1,500,000         Federal Farm Credit System, Bond, 3.875%, 5/7/2010                                  1,482,990
        1,000,000         Federal Farm Credit System, Bond, 4.750%, 12/12/2013                                1,031,490
        1,500,000         Federal Farm Credit System, Bond, 6.030%, 12/29/2010                                1,630,965
         650,000          Federal Farm Credit System, Note, Series MTN, 6.380%, 11/27/2006                     668,902
        1,000,000         Federal Farm Credit System, Note, Series MTN, 6.820%, 3/16/2009                     1,088,880
        2,000,000         Federal Home Loan Bank System, Bond, 2.500%, 4/4/2014                               1,997,400
        1,500,000         Federal Home Loan Bank System, Bond, 2.500%, 6/18/2007                              1,457,535
        1,000,000         Federal Home Loan Bank System, Bond, 3.750%, 8/15/2008                               991,580
         100,000          Federal Home Loan Bank System, Bond, 4.000%, 12/19/2011                              96,522
         200,000          Federal Home Loan Bank System, Bond, 4.220%, 7/30/2010                               196,806
         150,000          Federal Home Loan Bank System, Bond, 5.000%, 4/15/2014                               148,623
         200,000          Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013                               199,322
        1,000,000         Federal Home Loan Bank System, Bond, 5.170%, 2/25/2014                               996,900
         100,000          Federal Home Loan Bank System, Bond, 6.040%, 2/4/2008                                104,548
         140,000          Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010                               160,616
         450,000          Federal Home Loan Bank System, Bond, Series 363, 4.500%, 11/15/2012                  457,934
         400,000          Federal Home Loan Bank System, Bond, Series 5V08, 3.990%, 12/30/2008                 400,128
         150,000          Federal Home Loan Bank System, Bond, Series 6309, 4.000%, 6/22/2009                  148,314
          60,000          Federal Home Loan Bank System, Bond, Series AL09, 5.520%, 1/20/2009                  62,692
        1,000,000         Federal Home Loan Bank System, Bond, Series FI11, 6.250%, 3/1/2011                  1,009,570
         200,000          Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008                  209,090
         100,000          Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008                  102,712
         100,000          Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008                 104,180
        1,500,000         Federal Home Loan Bank System, Bond, Series PR08, 3.170%, 10/2/2008                 1,461,030
         200,000          Federal Home Loan Bank System, Bond, Series PR18, 5.200%, 6/4/2018                   197,462
         350,000          Federal Home Loan Bank System, Bond, Series PS06, 4.450%, 11/27/2006                 352,100
         200,000          Federal Home Loan Bank System, Bond, Series WL10, 4.000%, 6/4/2010                   195,384
         535,000          Federal Home Loan Bank System, Series NV09, 6.500%, 11/13/2009                       583,348
         200,000          Federal Home Loan Mortgage Corp., Bond, 4.000%, 3/26/2015                            197,872
        6,000,000         Federal Home Loan Mortgage Corp., Note, 2.125%, 11/15/2005                          5,981,040
         200,000          Federal Home Loan Mortgage Corp., Note, 4.000%, 12/30/2013                           189,942
         200,000          Federal Home Loan Mortgage Corp., Note, 4.100%, 10/19/2009                           197,426
         100,000          Federal Home Loan Mortgage Corp., Note, 4.350%, 11/21/2006                           100,475
          50,000          Federal Home Loan Mortgage Corp., Note, 4.750%, 12/16/2010                           49,849
         600,000          Federal Home Loan Mortgage Corp., Note, 5.500%, 7/15/2006                            607,758
        1,000,000         Federal Home Loan Mortgage Corp., Unsecd. Note, 3.500%, 9/15/2007                    991,020
         100,000          Federal Home Loan Mortgage Corp., Unsecd. Note, 5.000%, 10/24/2014                   98,978
        5,000,000         Federal National Mortgage Association, 3.250%, 1/15/2008                            4,913,950
        35,000,000        Federal National Mortgage Association, 4.000%, 6/23/2008                           34,759,900
        5,780,000         Federal National Mortgage Association, Bond, 6.625%, 11/15/2030                     7,495,504
        26,000,000        Federal National Mortgage Association, Note, 2.150%, 7/28/2006                     25,575,420
        33,250,000        Federal National Mortgage Association, Note, 2.500%, 8/11/2006                     32,784,833
        1,500,000         Federal National Mortgage Association, Note, 3.250%, 11/15/2007                     1,476,270
        1,000,000         Federal National Mortgage Association, Note, 4.250%, 7/15/2007                      1,004,460
        1,250,000         Federal National Mortgage Association, Note, 4.375%, 10/15/2006                     1,256,275
         600,000          Federal National Mortgage Association, Note, 5.000%, 1/15/2007                       608,238
        8,000,000         Federal National Mortgage Association, Note, 5.500%, 2/15/2006                      8,059,520
       870,000,000        Federal National Mortgage Association, Note, Series EMTN, 1.750%,
                          3/26/2008                                                                           8,177,717
        1,070,000         Federal National Mortgage Association, Unsecd. Note, 4.000%, 10/28/2009             1,053,083
          50,000          Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A,
                          6.330%, 8/1/2013                                                                     52,815
        1,000,000         Tennessee Valley Authority, Series  C, 6.000%, 3/15/2013                            1,114,360
                               TOTAL GOVERNMENT AGENCIES
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $154,727,659)                                                154,283,728

                          GOVERNMENTS/AGENCIES--3.0%
                          Sovereign--3.0%
        2,800,000         Austria, Government of, Bond, 5.000%, 1/15/2008                                     3,669,131
         800,000          Bundesrepublic Deutschland, Bond, 3.750%, 7/4/2013                                  1,043,182
        4,820,000         Bundesschatzanweisungen, Note, 2.500%, 3/23/2007                                    5,973,192
        1,100,000         Canada, Government of, 5.000%, 6/1/2014                                             1,014,126
        2,250,000         Canada, Government of, 5.250%, 6/1/2012                                             2,084,053
        1,470,000         Canada, Government of, Bond, 3.000%, 6/1/2007                                       1,238,612
        2,800,000         Germany, Government of, 4.750%, 7/4/2028                                            4,078,990
        1,800,000         Germany, Government of, Bond, 4.500%, 8/18/2006                                     2,268,999
       270,000,000        Italy, Government of, 0.650%, 3/20/2009                                             2,469,247
        3,450,000         Italy, Government of, 4.500%, 5/1/2009                                              4,555,054
       398,000,000        Italy, Government of, Bond, 1.800%, 2/23/2010                                       3,808,129
        4,500,000         Italy, Government of, Bond, 5.500%, 11/1/2010                                       6,293,760
        3,150,000         Sweden, Government of, Deb., 6.500%, 5/5/2008                                        462,201
         750,000          United Kingdom, Government of, Bond, 5.000%, 3/7/2008                               1,381,731
        1,425,000         United Kingdom, Government of, Treasury Bill, 5.000%, 3/7/2012                      2,698,781
                               TOTAL GOVERNMENTS/AGENCIES
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $38,543,335)                                                 43,039,188

                          U.S. TREASURY--12.3%
                          U.S. Treasury Bonds--4.5%
        36,900,000   (4)  United States Treasury Bond, 12.750%, 11/15/2010                                   37,576,008
        1,300,000         United States Treasury Bond, 6.250%, 8/15/2023                                      1,613,222
        1,343,000         United States Treasury Bond, 6.000%, 2/15/2026                                      1,647,686
         300,000          United States Treasury Bond, 6.750%, 8/15/2026                                       400,125
        2,200,000         United States Treasury Bond, 6.500%, 11/15/2026                                     2,862,750
        4,935,000         United States Treasury Bond, 6.125%, 11/15/2027                                     6,201,913
        2,215,000         United States Treasury Bond, 5.250%, 11/15/2028                                     2,518,189
        6,000,000         United States Treasury Bond, 6.250%, 5/15/2030                                      7,773,780
        3,465,000    (4)  United States Treasury Bond, 5.375%, 2/15/2031                                      4,063,267
                               TOTAL                                                                         64,656,940
                          U.S. Treasury Notes--7.8%
        57,041,600   (4)  United States Treasury Inflation Protected Note, Series A-2015,
                          1.625%, 1/15/2015                                                                  56,997,108
        4,000,000         United States Treasury Note, 5.875%, 11/15/2005                                     4,018,280
        41,000,000   (4)  United States Treasury Note, 3.500%, 2/15/2010                                     40,423,540
        5,000,000    (4)  United States Treasury Note, 4.250%, 8/15/2014                                      5,085,150
        5,250,000    (4)  United States Treasury Note, 4.000%, 2/15/2015                                      5,234,408
                               TOTAL                                                                         111,758,486
                               TOTAL U.S. TREASURY
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $175,624,999)                                                176,415,426

                          MORTGAGE-BACKED SECURITIES--0.1%
                          Federal National Mortgage Association--0.0%
          54,408          Federal National Mortgage Association, Pool 390900, 7.500%, 6/1/2012                 57,230
                          Government National Mortgage Association--0.1%
          76,512          Government National Mortgage Association, Pool 412615, 7.500%,
                          6/15/2026                                                                            82,229
          5,323           Government National Mortgage Association, Pool 432701, 8.000%,
                          6/15/2026                                                                             5,764
          18,696          Government National Mortgage Association, Pool 433329, 7.500%,
                          12/15/2026                                                                           20,093
          2,629           Government National Mortgage Association, Pool 433505, 7.500%,
                          4/15/2027                                                                             2,823
          8,278           Government National Mortgage Association, Pool 444274, 7.500%,
                          1/15/2027                                                                             8,886
          1,371           Government National Mortgage Association, Pool 446820, 8.000%,
                          8/15/2027                                                                             1,488
         474,139          Government National Mortgage Association, Pool 456873, 6.500%,
                          5/15/2028                                                                            497,254
          16,270          Government National Mortgage Association, Pool 460881, 7.000%,
                          7/15/2028                                                                            17,227
          27,506          Government National Mortgage Association, Pool 468225, 6.500%,
                          9/15/2028                                                                            28,847
          4,910           Government National Mortgage Association, Pool 571225, 6.500%,
                          10/15/2031                                                                            5,143
         619,002          Government National Mortgage Association, Pool 615490, 4.500%,
                          8/15/2033                                                                            607,323
         210,919          Government National Mortgage Association, Pool 780626, 7.000%,
                          8/15/2027                                                                            223,854
                               TOTAL                                                                          1,500,931
                               TOTAL MORTGAGE-BACKED SECURITIES
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $1,487,563)                                                   1,558,161

                          COLLATERALIZED MORTGAGE OBLIGATIONS--0.6%
                          Federal Home Loan Mortgage Corp.--0.0%
         346,158          Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.000%, 4/15/2023                    349,718
                          Federal National Mortgage Association--0.0%
          53,209          Federal National Mortgage Association REMIC 1988-16 B, 9.500%,
                          6/25/2018                                                                            58,311
          19,331          Federal National Mortgage Association REMIC 1989-35 G, 9.500%,
                          7/25/2019                                                                            21,445
                               TOTAL                                                                           79,756
                          Non-Agency Mortgage--0.0%
          19,356     (1)  SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.5821%,
                          1/28/2027                                                                            15,261
                          Structured Product (ABS)--0.6%
        8,829,577         Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.850%, 9/13/2045                  8,576,154
                               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $9,296,691)                                                   9,020,889

                          PREFERRED STOCKS--0.1%
                          Financial Institution - Banking--0.1%
          21,000          Citigroup, Inc., Cumulative Pfd., Series F, 6.365%, $3.18 Annual
                          Dividend
                          -----------------------------------------------------------------------
                          (IDENTIFIED COST $1,003,086)                                                        1,102,290

                          MUNICIPALS BOND--0.1%
                          Consumer Cyclical - Services--0.1%
         725,000          Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007
                          -----------------------------------------------------------------------
                          (IDENTIFIED COST $749,151)                                                           770,450

                          MUTUAL FUNDS--39.5%(5)
        1,890,407         Emerging Markets Fixed Income Core Fund                                            33,307,877
        42,991,491        Federated Mortgage Core Portfolio                                                  433,784,148
        14,724,758        High Yield Bond Portfolio                                                          101,159,084
                               TOTAL MUTUAL FUNDS
                          -----------------------------------------------------------------------
                               (IDENTIFIED COST $559,363,352)                                                568,251,109

                          REPURCHASE AGREEMENTS--15.4%
        35,379,000        Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Bank of America N.A. will repurchase a U.S.
                          Government Agency security with a maturity of 7/1/2035 for
                          $1,500,150,417 on 9/1/2005. The market value of the underlying
                          securities at the end of the period was $1,530,000,000                             35,379,000
        35,000,000        Interest in $4,350,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Barclays Capital, Inc. will repurchase U.S.
                          Government Agency securities with various maturities to 7/15/2032 for
                          $4,350,436,208 on 9/1/2005. The market value of the underlying
                          securities at the end of the period was $4,437,445,374                             35,000,000
        75,000,000        Interest in $1,000,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which Bear Stearns and Co. will repurchase U.S.
                          Government Agency securities with various maturities to 7/25/2044 for
                          $1,000,100,278 on 9/1/2005. The market value of the underlying securities at the end of the period was $1,030,000,636 (held as
                          collateral for securities lending)                                                 75,000,000
        76,514,000        Interest in $1,143,000,000 joint repurchase agreement 3.61%, dated
                          8/31/2005 under which BNP Paribas Securities Corp. will repurchase
                          U.S. Government Agency securities with various maturities to 9/1/2035 for $1,143,114,618 on 9/1/2005. The market value of the underlying securities at the end of the period was $1,169,697,210 (held as
                          collateral for securities lending)                                                 76,514,000
                               TOTAL REPURCHASE AGREEMENTS
                          -----------------------------------------------------------------------
                               (AT AMORTIZED COST)                                                           221,893,000
                               TOTAL INVESTMENTS -110.3%
                          =======================================================================
                               (IDENTIFIED COST $1,560,381,730)(6)                                          1,586,318,114
                               OTHER ASSETS AND LIABILITIES - NET -(10.3)%                                  (147,749,964)
                               TOTAL NET ASSETS -100%                                                  $    1,438,568,150

================================================================================
        1 Denotes a restricted security, including securities purchased under the Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $34,135,897 which represents 2.4% of total net assets.
        2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At August 31, 2005, these securities amounted to $34,120,636 which represents 2.4% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at August 31, 2005 is as follows:

           Security                             Acquisition         Acquisition
                                                   Date                 Cost

           SMFC Trust Asset-Backed
           Certificates, 1997-A, Class 4,        2/4/1998             $17,581
           5.5821%, 1/28/2027

        3  Non-income producing security.
        4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

           Market Value of Securities Loaned          Market Value of Collateral

                $147,207,076                                  $151,514,000

        5  Affiliated company.
        6 The cost of investments for federal tax purposes amounts to $1,560,623,978. The net unrealized appreciation of investments for federal tax purposes was $25,694,136. This consists of net unrealized appreciation from investments for those securitites having an excess of value over cost of $36,808,352 and net unrealized depreciaiton from investments for those securities having an excess of cost over value of $11,114,216.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.


Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.
The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the Portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronyms are used throughout this portfolio:

ARM               --Adjustable Rate Mortgage
FNMA              --Federal National Mortgage Association
MTN               --Medium Term Note
REMIC             --Real Estate Mortgage Investment Conduit




Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Total Return Series, Inc.

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005